Benefit Payments, Gratuity (Detail) (Gratuity, INR) In Millions	Mar. 31, 2011
Gratuity
Benefit payments
2012	31.9
2013	36.2
2014	45.0
2015	51.9
2016	68.3
2017-2021	363.7